John Hancock
Premium Dividend Fund
Quarterly portfolio holdings 7/31/2024

Fund’s investments
As of 7-31-24 (unaudited)
	Shares	Value
Common stocks 68.4% (43.4% of Total investments)		$434,970,932
(Cost $367,729,114)
Communication services 7.2%		45,776,481
Diversified telecommunication services 7.0%
AT&T, Inc. (A)	1,091,919	21,019,441
Verizon Communications, Inc. (A)	579,417	23,477,977
Media 0.2%
Paramount Global, Class B (A)	112,002	1,279,063
Consumer staples 1.7%		10,594,720
Tobacco 1.7%
Philip Morris International, Inc. (A)	92,000	10,594,720
Energy 11.1%		70,614,312
Oil, gas and consumable fuels 11.1%
BP PLC, ADR	590,950	20,913,721
Enbridge, Inc.	281,200	10,522,504
Kinder Morgan, Inc. (A)	1,164,001	24,595,337
ONEOK, Inc. (A)	175,000	14,582,750
Financials 1.2%		7,870,995
Banks 1.2%
Columbia Banking System, Inc. (A)	300,879	7,870,995
Materials 0.8%		5,208,000
Metals and mining 0.8%
Vale SA, ADR	480,000	5,208,000
Real estate 1.8%		11,430,047
Specialized REITs 1.8%
Crown Castle, Inc. (A)	103,834	11,430,047
Utilities 44.6%		283,476,377
Electric utilities 24.5%
American Electric Power Company, Inc. (A)	140,000	13,736,800
Duke Energy Corp. (A)(B)	175,000	19,122,250
Entergy Corp. (A)	110,000	12,756,700
Evergy, Inc. (A)	245,000	14,210,000
Eversource Energy (A)(B)	234,033	15,191,082
Exelon Corp. (A)	230,000	8,556,000
FirstEnergy Corp. (A)	415,000	17,392,650
OGE Energy Corp. (A)	530,000	20,548,100
Pinnacle West Capital Corp. (A)	70,000	5,991,300
PPL Corp. (A)(B)	565,000	16,791,800
The Southern Company (A)	135,000	11,275,200
Gas utilities 2.6%
Spire, Inc. (A)	200,000	13,318,000
UGI Corp. (A)	140,000	3,469,200
Independent power and renewable electricity producers 1.7%
The AES Corp. (A)	610,086	10,853,430
Multi-utilities 15.8%
Algonquin Power & Utilities Corp. (A)(B)	1,292,584	8,065,724
Black Hills Corp. (A)(B)	250,000	14,762,500
Dominion Energy, Inc. (A)(B)	268,800	14,370,048
2	JOHN HANCOCK PREMIUM DIVIDEND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Utilities (continued)
Multi-utilities (continued)
DTE Energy Company (A)	105,000	$12,655,650
National Grid PLC, ADR	199,166	12,836,249
NiSource, Inc. (A)	230,000	7,187,500
Public Service Enterprise Group, Inc. (A)(B)	235,000	18,745,950

Sempra (A)	145,394	11,640,244
Preferred securities (C) 40.4% (25.6% of Total investments)		$256,602,914
(Cost $266,242,094)
Consumer discretionary 0.6%		3,814,800
Broadline retail 0.6%
QVC, Inc., 6.250%	330,000	3,814,800
Financials 26.8%		170,070,007
Banks 10.5%
Bank of America Corp., 7.250%	6,000	7,182,060
Citizens Financial Group, Inc., 7.375% (A)	323,425	8,266,743
Fulton Financial Corp., 5.125%	197,400	3,671,640
Huntington Bancshares, Inc., 6.875% (6.875% to 4-15-28, then 5 Year CMT + 2.704%) (A)	261,075	6,425,056
KeyCorp, 5.650% (A)	98,925	2,144,694
KeyCorp, 6.125% (6.125% to 12-15-26, then 3 month CME Term SOFR + 4.154%) (A)	22,625	538,928
KeyCorp, 6.200% (6.200% to 12-15-27, then 5 Year CMT + 3.132%) (A)	134,275	3,078,926
M&T Bank Corp., 7.500% (A)	325,000	8,550,750
Regions Financial Corp., 4.450% (A)	293,250	5,199,323
Synovus Financial Corp., 8.861% (3 month CME Term SOFR + 3.614%) (A)(D)	188,000	4,763,920
Wells Fargo & Company, 7.500%	14,000	16,838,500
Capital markets 6.9%
Affiliated Managers Group, Inc., 6.750% (A)	289,200	7,276,272
Brookfield Finance, Inc., 4.625% (A)	170,000	2,815,200
Carlyle Finance LLC, 4.625% (A)	53,575	981,494
Morgan Stanley, 6.375% (A)	344,227	8,640,098
Morgan Stanley, 6.500% (A)	279,000	7,170,300
Morgan Stanley, 6.625%	145,050	3,750,993
Morgan Stanley, 7.125% (A)	190,075	4,820,302
TPG Operating Group II LP, 6.950% (A)	325,000	8,349,250
Consumer finance 1.1%
Synchrony Financial, 8.250% (8.250% to 5-15-29, then 5 Year CMT + 4.044%) (A)	257,575	6,570,738
Financial services 2.0%
Apollo Global Management, Inc., 7.625% (7.625% to 12-15-28, then 5 Year CMT + 3.226%) (A)	437,250	11,722,673
Jackson Financial, Inc., 8.000% (8.000% to 3-30-28, then 5 Year CMT + 3.728%)	40,000	1,031,600
KKR Group Finance Company IX LLC, 4.625% (A)	3,375	64,969
Insurance 6.3%
American National Group, Inc., 5.950% (5.950% to 12-1-24, then 5 Year CMT + 4.322%)	14,000	343,700
American National Group, Inc., 6.625% (6.625% to 9-1-25, then 5 Year CMT + 6.297%)	182,525	4,535,746
Athene Holding, Ltd., 6.350% (6.350% to 6-30-29, then 3 month LIBOR + 4.253%) (A)	349,213	8,468,415
Brighthouse Financial, Inc., 6.600% (A)	125,485	2,877,371
Enstar Group, Ltd., 7.000% (7.000% to 9-1-28, then 3 month LIBOR + 4.015%)	121,400	2,549,400
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK PREMIUM DIVIDEND FUND	3

	Shares	Value
Financials (continued)
Insurance (continued)
F&G Annuities & Life, Inc., 7.950% (A)	300,100	$7,832,610
Lincoln National Corp., 9.000% (A)	330,275	9,165,131
The Allstate Corp., 7.375% (A)	166,975	4,443,205
Utilities 13.0%		82,718,107
Electric utilities 11.0%
Duke Energy Corp., 5.750% (A)	199,700	4,968,536
NextEra Energy, Inc., 6.926%	336,350	14,853,216
NextEra Energy, Inc., 7.299%	155,000	8,067,750
NSTAR Electric Company, 4.250%	13,347	914,670
NSTAR Electric Company, 4.780%	100,000	7,850,000
SCE Trust II, 5.100% (A)	566,770	11,482,760
SCE Trust VI, 5.000% (A)	249,380	4,880,367
SCE Trust VII, 7.500% (A)	400,000	10,468,000
SCE Trust VIII, 6.950% (A)	217,275	5,505,749
Union Electric Company, 3.700%	12,262	772,506
Gas utilities 0.7%
Spire, Inc., 5.900% (A)	183,775	4,342,603
Multi-utilities 1.3%
Algonquin Power & Utilities Corp., 9.603% (3 month LIBOR + 4.010% to 7-1-29, then 3 month LIBOR + 4.260% to 7-1-49, then 3 month LIBOR + 5.010%) (A)(D)	300,000	7,554,000
Sempra, 5.750% (A)	45,000	1,057,950

	Rate (%)	Maturity date	Par value^	Value
Corporate bonds 47.6% (30.1% of Total investments)				$302,312,141
(Cost $304,026,651)
Communication services 0.9%				5,474,778
Media 0.9%
Paramount Global (6.375% to 3-30-27, then 5 Year CMT + 3.999% to 3-30-32, then 5 Year CMT + 4.249% to 3-30-47, then 5 Year CMT + 4.999%)	6.375	03-30-62	5,963,000	5,474,778
Consumer discretionary 1.0%				6,413,434
Automobiles 1.0%
General Motors Financial Company, Inc. (6.500% to 9-30-28, then 3 month LIBOR + 3.436%) (E)	6.500	09-30-28	6,546,000	6,413,434
Energy 3.1%				19,942,323
Oil, gas and consumable fuels 3.1%
Enbridge, Inc. (6.250% to 3-1-28, then 3 month CME Term SOFR + 3.903% to 3-1-48, then 3 month CME Term SOFR + 4.653%)	6.250	03-01-78	10,000,000	9,608,095
Enbridge, Inc. (7.200% to 6-27-34, then 5 Year CMT + 2.970%)	7.200	06-27-54	3,525,000	3,587,371
Enbridge, Inc. (7.375% to 1-15-28, then 5 Year CMT + 3.708% to 1-15-33, then 5 Year CMT + 3.958% to 1-15-48, then 5 Year CMT + 4.708%)	7.375	01-15-83	3,304,000	3,323,679
Enbridge, Inc. (8.500% to 1-15-34, then 5 Year CMT + 4.431% to 1-15-54, then 5 Year CMT + 5.181%)	8.500	01-15-84	3,130,000	3,423,178
Financials 38.0%				241,579,229
Banks 27.6%
Bank of America Corp. (5.875% to 3-15-28, then 3 month CME Term SOFR + 3.193%) (E)	5.875	03-15-28	7,000,000	6,902,553
Bank of America Corp. (6.125% to 4-27-27, then 5 Year CMT + 3.231%) (A)(B)(E)	6.125	04-27-27	15,500,000	15,528,071
Citigroup, Inc. (7.375% to 5-15-28, then 5 Year CMT + 3.209%) (E)	7.375	05-15-28	8,095,000	8,300,992
Citigroup, Inc. (7.625% to 11-15-28, then 5 Year CMT + 3.211%) (E)	7.625	11-15-28	10,225,000	10,633,809
4	JOHN HANCOCK PREMIUM DIVIDEND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
Citizens Financial Group, Inc. (3 month CME Term SOFR + 3.265%) (D)(E)	8.579	10-06-24	18,000,000	$17,857,868
Citizens Financial Group, Inc. (3 month CME Term SOFR + 3.419%) (D)(E)	8.733	10-06-24	5,285,000	5,243,760
CoBank ACB (6.450% to 10-1-27, then 5 Year CMT + 3.487%) (E)	6.450	10-01-27	7,000,000	6,950,064
CoBank ACB (7.250% to 7-1-29, then 5 Year CMT + 2.880%) (E)	7.250	07-01-29	4,300,000	4,389,354
Comerica, Inc. (5.625% to 10-1-25, then 5 Year CMT + 5.291%) (E)	5.625	07-01-25	12,115,000	11,846,804
HSBC Holdings PLC (6.500% to 3-23-28, then 5 Year ICE Swap Rate + 3.606%) (A)(B)(E)	6.500	03-23-28	5,000,000	4,947,488
Huntington Bancshares, Inc. (5.625% to 7-15-30, then 10 Year CMT + 4.945%) (E)	5.625	07-15-30	7,046,000	6,748,962
Huntington Bancshares, Inc. (3 month CME Term SOFR + 3.142%) (D)(E)	8.443	10-15-24	3,000,000	2,944,609
JPMorgan Chase & Co. (6.875% to 6-1-29, then 5 Year CMT + 2.737%) (A)(B)(E)	6.875	06-01-29	6,445,000	6,659,318
KeyCorp (5.000% to 9-15-26, then 3 month CME Term SOFR + 3.868%) (E)	5.000	09-15-26	4,253,000	3,888,027
M&T Bank Corp. (3.500% to 9-1-26, then 5 Year CMT + 2.679%) (E)	3.500	09-01-26	9,600,000	8,275,822
The PNC Financial Services Group, Inc. (3.400% to 9-15-26, then 5 Year CMT + 2.595%) (E)	3.400	09-15-26	4,900,000	4,381,004
The PNC Financial Services Group, Inc. (6.000% to 5-15-27, then 5 Year CMT + 3.000%) (A)(B)(E)	6.000	05-15-27	11,285,000	11,125,907
The PNC Financial Services Group, Inc. (6.200% to 9-15-27, then 5 Year CMT + 3.238%) (A)(B)(E)	6.200	09-15-27	12,680,000	12,647,084
The PNC Financial Services Group, Inc. (6.250% to 3-15-30, then 7 Year CMT + 2.808%) (E)	6.250	03-15-30	9,100,000	8,871,100
Wells Fargo & Company (6.850% to 9-15-29, then 5 Year CMT + 2.767%) (E)	6.850	09-15-29	5,350,000	5,414,357
Wells Fargo & Company (7.625% to 9-15-28, then 5 Year CMT + 3.606%) (A)(B)(E)	7.625	09-15-28	11,301,000	12,020,550
Capital markets 5.2%
State Street Corp. (6.700% to 3-15-29, then 5 Year CMT + 2.613%) (E)	6.700	03-15-29	4,332,000	4,336,614
The Charles Schwab Corp. (5.000% to 6-1-27, then 5 Year CMT + 3.256%) (A)(B)(E)	5.000	06-01-27	4,389,000	4,139,796
The Goldman Sachs Group, Inc. (7.500% to 2-10-29, then 5 Year CMT + 3.156%) (E)	7.500	02-10-29	12,857,000	13,450,273
The Goldman Sachs Group, Inc. (7.500% to 5-10-29, then 5 Year CMT + 2.809%) (E)	7.500	05-10-29	7,308,000	7,532,071
UBS Group AG (9.250% to 11-13-33, then 5 Year CMT + 4.758%) (E)(F)	9.250	11-13-33	3,270,000	3,700,512
Consumer finance 0.6%
Discover Financial Services (6.125% to 9-23-25, then 5 Year CMT + 5.783%) (E)	6.125	06-23-25	3,750,000	3,722,115
Insurance 4.6%
Global Atlantic Financial Company (7.950% to 10-15-29, then 5 Year CMT + 3.608%) (F)	7.950	10-15-54	3,500,000	3,551,934
Markel Group, Inc. (6.000% to 6-1-25, then 5 Year CMT + 5.662%) (E)	6.000	06-01-25	7,000,000	6,958,377
SBL Holdings, Inc. (6.500% to 11-13-26, then 5 Year CMT + 5.620%) (E)(F)	6.500	11-13-26	10,000,000	8,371,220
SBL Holdings, Inc. (7.000% to 5-13-25, then 5 Year CMT + 5.580%) (E)(F)	7.000	05-13-25	11,549,000	10,238,814
Utilities 4.6%				28,902,377
Electric utilities 3.5%
Edison International (5.000% to 3-15-27, then 5 Year CMT + 3.901% to 3-15-32, then 5 Year CMT + 4.151% to 3-15-47, then 5 Year CMT + 4.901%) (E)	5.000	12-15-26	4,650,000	4,468,901
Edison International (5.375% to 3-15-26, then 5 Year CMT + 4.698%) (E)	5.375	03-15-26	9,835,000	9,610,238
Entergy Corp. (7.125% to 12-1-29, then 5 Year CMT + 2.670%)	7.125	12-01-54	5,600,000	5,602,565
NextEra Energy Capital Holdings, Inc. (6.750% to 6-15-34, then 5 Year CMT + 2.457%) (A)(B)	6.750	06-15-54	2,480,000	2,577,868
Multi-utilities 1.1%

Dominion Energy, Inc. (4.350% to 4-15-27, then 5 Year CMT + 3.195%) (E)	4.350	01-15-27	7,000,000	6,642,805
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK PREMIUM DIVIDEND FUND	5

	Rate (%)	Maturity date	Par value^	Value

Capital preferred securities (G) 1.2% (0.8% of Total investments)				$7,558,399
(Cost $9,141,705)
Financials 1.2%				7,558,399
Insurance 1.2%
MetLife Capital Trust IV (7.875% to 12-15-37, then 3 month CME Term SOFR + 4.222%) (F)	7.875	12-15-67	6,990,000	7,558,399

	Yield (%)	Shares	Value
Short-term investments 0.2% (0.1% of Total investments)			$1,223,740
(Cost $1,223,792)
Short-term funds 0.2%			1,223,740
John Hancock Collateral Trust (H)	5.4652(I)	122,375	1,223,740

Total investments (Cost $948,363,356) 157.8%	$1,002,668,126
Other assets and liabilities, net (57.8%)	(367,072,917)
Total net assets 100.0%	$635,595,209

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund unless otherwise indicated.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
ADR	American Depositary Receipt
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
(A)	All or a portion of this security is pledged as collateral pursuant to the Liquidity Agreement. Total collateral value at 7-31-24 was $601,271,590.
(B)	All or a portion of this security is on loan as of 7-31-24, and is a component of the fund’s leverage under the Liquidity Agreement. The value of securities on loan amounted to $137,927,891.
(C)	Includes preferred stocks and hybrid securities with characteristics of both equity and debt that pay dividends on a periodic basis.
(D)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(E)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(F)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(G)	Includes hybrid securities with characteristics of both equity and debt that trade with, and pay, interest income.
(H)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(I)	The rate shown is the annualized seven-day yield as of 7-31-24.
6	JOHN HANCOCK PREMIUM DIVIDEND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

DERIVATIVES
SWAPS
Interest rate swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	187,000,000	USD	Fixed 3.662%	USD SOFR Compounded OIS(a)	Semi-Annual	Quarterly	May 2026	—	$2,455,055	$2,455,055
Centrally cleared	93,000,000	USD	Fixed 3.473%	USD SOFR Compounded OIS(a)	Semi-Annual	Quarterly	May 2026	—	1,541,098	1,541,098
Centrally cleared	46,850,000	USD	Fixed 3.817%	USD SOFR Compounded OIS(a)	Semi-Annual	Quarterly	Dec 2026	—	169,124	169,124
								—	$4,165,277	$4,165,277

(a)	At 7-31-24, the overnight SOFR was 5.380%.

Derivatives Currency Abbreviations
USD	U.S. Dollar

Derivatives Abbreviations
OIS	Overnight Index Swap
OTC	Over-the-counter
SOFR	Secured Overnight Financing Rate
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK PREMIUM DIVIDEND FUND	7

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Swaps are generally valued using evaluated prices obtained from an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of July 31, 2024, by major security category or type:
	Total value at 7-31-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks	$434,970,932	$434,970,932	—	—
Preferred securities
Consumer discretionary	3,814,800	3,814,800	—	—
Financials	170,070,007	170,070,007	—	—
Utilities	82,718,107	74,095,601	$8,622,506	—
Corporate bonds	302,312,141	—	302,312,141	—
Capital preferred securities	7,558,399	—	7,558,399	—
Short-term investments	1,223,740	1,223,740	—	—
Total investments in securities	$1,002,668,126	$684,175,080	$318,493,046	—
Derivatives:
Assets
Swap contracts	$4,165,277	—	$4,165,277	—
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
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							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	122,375	$29,154,284	$161,223,234	$(189,159,194)	$4,236	$1,180	$471,436	—	$1,223,740
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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